Common Stock and Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Common Stock and Stock Warrants
6.	Common Stock and Stock Warrants

Shelf Registration Statement

In May 2018 we filed a shelf registration statement on Form S-3, or the 2018 Shelf Registration Statement, which became effective in June 2018. The 2018 Shelf Registration Statement permits: (i) the offering, issuance and sale by us of up to a maximum aggregate offering price of $200.0 million of common stock, preferred stock, warrants, debt securities, and/or units in one or more offerings and in any combination; (ii) sales of up to 2.5 million shares of common stock by certain selling stockholders; and (iii) the offering, issuance and sale by us of up to a maximum aggregate offering price of $60.0 million of our common stock that may be issued and sold under an “at-the-market” sales agreement, or ATM, with Cantor Fitzgerald & Co. No shares have been sold under the 2018 Shelf Registration Statement. We expect the amounts available under the shelf registration statement to be significantly limited in the future if our public float remains below $75.0 million as measured on December 31, 2018.

Under our prior registration statement filed on Form S-3 in May 2015, or the 2015 Shelf Registration Statement, we completed a follow-on public offering raising gross proceeds of $40.3 million in March 2017 with net proceeds to us of $37.5 million. We did not sell any shares under the 2015 Shelf Registration Statement during the nine months ended September 30, 2018. The 2015 Shelf Registration Statement was replaced by the 2018 Shelf Registration Statement in June 2018.

Common Stock Issued for Services

In October 2017, we entered into an independent consulting agreement, or the Consulting Agreement, with two consulting groups, or the Consultants, pursuant to which we issued 60,000 restricted shares of our common stock to the Consultants as partial consideration for investor relations services to be rendered. The restricted shares have not been registered based on a specific exemption from the registration requirements of the Securities Act. We had the right to terminate this agreement for any reason within 180 days following the effective date, whereby each of the Consultants would have been required to promptly surrender to us 40% of the number of restricted shares issued to it. In connection with this transaction, we valued 36,000 shares, or 60% of the shares, at the quoted market price of $207,000, or $5.75, per share, on the date of the agreement. The remaining 24,000 shares were adjusted to fair value based on the closing price at the end of each reporting period with the expense being recorded ratably over the 180-day period. We recognized expense in connection with these consulting shares of $115,000 during the nine months ended September 30, 2018 in general and administrative expenses.

Stock Warrants

We issued warrants in connection with financing activities and for consulting services prior to our initial public offering. As of September 30, 2018, warrants for 240,620 shares of common stock were outstanding and exercisable at an exercise price of $92.99. The warrants expire in September 2019.

Stock Reserved for Future Issuance

Shares reserved for future issuance at September 30, 2018 are as follows:

Number of Shares
Common stock reserved for issuance for outstanding options	7,454,266
Common stock options available for future grant:
2014 Equity Incentive Plan	1,548,678
2017 Inducement Equity Incentive Plan	254,708
Common stock reserved for issuance for outstanding warrants	240,620

Total common shares reserved for future issuance	9,498,272

6.	Common Stock and Stock Warrants

Certificate of Incorporation

The material terms of our amended restated certificate of incorporation, which became effective as of the closing of our IPO, are as follows:

Authorized Shares

Our amended and restated certificate of incorporation authorizes us to issue 150,000,000 shares of stock consisting of 130,000,000 shares of common stock, par value of $0.0001 per share and 20,000,000 shares of preferred stock, par value $0.0001 per share.

Dividends

Subject to preferences that may be applicable to any then outstanding preferred stock, holders of common stock are entitled to receive ratably those dividends, if any, as may be declared from time to time by our board of directors out of legally available funds.

Liquidation Preference

In the event of our liquidation, dissolution or winding up, holders of common stock will be entitled to share ratably in the net assets legally available for distribution to stockholders after the payment of all of our debts and other liabilities and the satisfaction of any liquidation preferences that may be granted to the holders of any then outstanding shares of preferred stock.

Rights and Preferences

Holders of common stock have no preemptive, conversion or subscription rights, and there are no redemption or sinking fund provisions applicable to the common stock. The rights, preferences and privileges of the holders of common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of preferred stock, which we may designate and issue in the future.

Voting Rights

Each holder of common stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders, including the election of directors. Our amended and restated certificate of incorporation and amended and restated bylaws do not provide for cumulative voting rights. Because of this absence of cumulative voting, the holders of a majority of the shares of common stock entitled to vote in any election of directors can elect all of the directors standing for election, if they should so choose. In addition, our amended and restated certificate of incorporation also provides that our directors may be removed only for cause by the affirmative vote of the holders of at least 75% of the combined voting power of all our stockholders entitled to vote on the election of directors, voting together as a single class.

Subject to supermajority votes for some matters, matters shall be decided by the affirmative vote of our stockholders having a majority in voting power of the votes cast by the stockholders present or represented and voting on such matter, provided that the holders of our common stock are not allowed to vote on any amendment to our certificate of incorporation that relates solely to the terms of one or more series of preferred stock if the holders of such affected series are entitled, either separately or together with the holders or one or more such series, to approve such amendment. The affirmative vote of the holders of at least 75% of the votes that all of our stockholders would be entitled to cast in any annual election of directors and, in some cases, the affirmative vote of a majority of minority stockholders entitled to vote in any annual election of directors are required to amend or repeal our bylaws, amend or repeal certain provisions of our certificate of incorporation, approve certain transactions with certain affiliates, or approve the sale or liquidation of the company. The vote of a majority of minority stockholders applies when an individual or entity and its affiliates or associates together own more than 50% of the voting power of our then outstanding capital stock, excluding any such person that owned 15% or more of our outstanding voting stock immediately prior to our IPO, and such a vote would require the approval of the majority of our voting stock, excluding the voting stock held by such a majority holder.

Public Offerings of Common Stock

We currently have an effective shelf registration statement on Form S-3 on file. The shelf registration statement permits: (i) the offering, issuance and sale by us of up to a maximum aggregate offering price of $200.0 million of common stock, preferred stock, warrants, debt securities, and/or units in one or more offerings and in any combination; (ii) sales of up to 2.5 million shares of common stock by certain selling stockholders; and (iii) the offering, issuance and sale by us of up to a maximum aggregate offering price of $75.0 million of our common stock that may be issued and sold under an “at-the-market” sales agreement, or ATM, with Cantor Fitzgerald & Co.

In October 2015, we completed a follow-on public offering raising gross proceeds of $34.5 million under the shelf registration statement. The net proceeds to us from the following offering were $32.1 million, after deducting underwriting discounts and commissions of $2.1 million and estimated offering expenses of $280,000.

During the year ended December 31, 2016, we raised gross proceeds of $12.2 million pursuant to the ATM selling 1.5 million shares of our common stock at a weighted average price of $7.90 per share. The net proceeds to us from the ATM were $11.7 million after deducting underwriter commissions of $366,000 and estimated offering expenses of $173,000.

In March 2017, we completed an additional follow-on public offering under the shelf registration statement raising gross proceeds of $40.3 million. Under this follow-on public offering, we sold 10.1 million shares of our common stock at a price of $4.00 per share. The net proceeds to us from the March 2017 follow-on offering were $37.5 million, after deducting underwriting discounts and commissions of $2.4 million and offering expenses of approximately $362,000. During the year ended December 31, 2017, we raised gross proceeds of $600,000 pursuant to the ATM selling 100,000 shares of our common stock at a price of $6.00 per share. The net proceeds to us from the ATM were $468,000 after deducting underwriter commissions of $18,000 and estimated offering expenses of $114,000.

At December 31, 2017, $112.5 million remains available for issuance and sale under the shelf registration statement, $62.2 million of which may be offered, issued and sold under the ATM. The shelf registration statement on Form S-3 expires on May 26, 2018.

Private Placement of Common Stock

In August 2016, we entered into a securities purchase agreement, or the Securities Purchase Agreement, with a newly-appointed board member pursuant to which we agreed to issue and sell an aggregate of $700,000 of our common stock in a private placement of shares that have not been registered under the Securities Act of 1933, or the Securities Act, by reason of a specific exemption from the registration provisions of the Securities Act. On August 12, 2016, we sold 118,243 shares of common stock under the Securities Purchase Agreement at a price of $5.92 per share.

Common Stock Issued for Services

On October 30, 2017, we entered into an independent consulting agreement, or the Consulting Agreement, with two consulting groups, or the Consultants, pursuant to which we issued 60,000 restricted shares of our common stock to the Consultants as partial consideration for investor relations services to be rendered. The restricted shares have not been registered based on a specific exemption from the registration requirements of the Securities Act. The terms of the Consulting Agreement state that we have the right to terminate the Consulting Agreement at any time, upon providing written notice. If we elect to terminate this agreement for any reason within 180 days following the effective date, each of the Consultants will be required to promptly surrender to us 40% of the number of restricted shares issued to it. In connection with this transaction, we valued 36,000 shares, or 60% of the shares, at the quoted market price of $207,000, or $5.75, per share, on the date of the agreement. The remaining 24,000 shares are being adjusted to fair value based on the closing price at the end of the reporting period with the expense being recorded ratably over the 180-day period. We recognized expense in connection with these consulting shares of $256,000 during the year ended December 31, 2017 in general and administrative expenses.

Warrants

We issued warrants in connection with financing activities and for consulting services in years prior to our initial public offering. As of December 31, 2017 and 2016, warrants for 240,620 shares of common stock were outstanding and exercisable at an exercise price of $92.99 and expire in September 2019.

Stock Reserved for Future Issuance

Shares reserved for future issuance at December 31, 2017 are as follows:

Number of Shares
Common stock options outstanding	6,083,482
Common stock options available for future grant:
2014 Equity Incentive Plan	125,000
Amended and Restated 2017 Inducement Equity Incentive Plan	1,850,000
Exercise of common stock warrants outstanding	240,620

Total common shares reserved for future issuance	8,299,102